Assets pledged, collateral received and assets transferred - Carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 214,266	£ 188,668
Loans and advances [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	37,257	39,354
Trading portfolio assets [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	77,198	65,532
Financial assets at fair value through the income statement [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	5,584	10,104
Financial assets at fair value through other comprehensive income [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	22,185	9,278
Cash collateral and settlement balances [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 72,042	£ 64,400